Acquisition of Zopim Technologies - Additional Information (Detail) (Zopim, USD $) Share data in Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Mar. 21, 2014	Dec. 31, 2014	Mar. 21, 2014
Business Acquisition [Line Items]
Business acquisition, fair value of consideration transferred	$ 15,800,000	$ 15,769,000
Business acquisition, fair value of consideration transferred, cash	4,900,000
Business acquisition, fair value of consideration transferred, common stock	10,900,000		10,900,000
RSUs issued pursuant to retention plan, in connection with the acquisition	0.9
Cash to be pay pursuant to retention plan, in connection with the acquisition	3,000,000
Minimum
Business Acquisition [Line Items]
Number of months that cash and shares were held back	12 months
Maximum
Business Acquisition [Line Items]
Number of months that cash and shares were held back	18 months
Common Stock Consideration
Business Acquisition [Line Items]
Cash portion of fair value consideration transferred	2,400,000		2,400,000
Cash
Business Acquisition [Line Items]
Cash portion of fair value consideration transferred	$ 1,100,000		$ 1,100,000